Proposal for Profit Appropriation - Additional Information (Detail) - € / shares		12 Months Ended
	Jun. 03, 2021	Dec. 31, 2020
Common shares [member]
Disclosure of proposal profit appropriation [Line Items]
Par value per share		€ 0.12
Common share B [member]
Disclosure of proposal profit appropriation [Line Items]
Par value per share		0.12
Aegon N.V [member] | Common shares [member]
Disclosure of proposal profit appropriation [Line Items]
Par value per share		0.12
Aegon N.V [member] | Common shares [member] | Dividend Distributed [member]
Disclosure of proposal profit appropriation [Line Items]
Dividends proposed as distributions to owners per share	€ 0.06
Aegon N.V [member] | Common share B [member] | Dividend Distributed [member]
Disclosure of proposal profit appropriation [Line Items]
Dividends proposed as distributions to owners per share		€ 0.0015